Stockholders' Equity (Details Narrative) (10-K) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2017	Oct. 30, 2012	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Oct. 04, 2017	Oct. 02, 2017
Common stock, shares authorized				350,000,000	43,261,049	350,000,000
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				35,272,626	31,745,242	38,674,265
Common stock, shares outstanding				35,272,626	31,745,242	38,674,265
Common shares attributable to Promet's controlling interest				31,745,242	31,745,242
Common shares attributable to the minority shareholders' interest				3,527,384	0
Preferred stock, shares authorized				10,000,000	10,000,000	10,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Number of options granted
Unvested options					321,667
Unvested options exercise price					$ 1.69
Weighted average remaining contractual terms					2 years 15 days
Number of unexercised options during period			269,500		269,500
Options, nonvested, weighted average grant date fair value					$ 1.88
Stock-based compensation expense
Number of warrants outstanding				0	2,000,304
Warrant exercisable price					$ 2.36
Weighted average remaining life of warrants					7 months 17 days
Warrant One [Member]
Number of warrants outstanding			723,181
Warrant exercisable price			$ 2.99
Warrant Two [Member]
Number of warrants outstanding			1,277,123
Warrant exercisable price			$ 2.00
Weighted average remaining life of warrants			29 days
Parent Company [Member]
Common stock, shares authorized								350,000,000
Common stock, par value								$ 0.0001
Common stock, shares issued				246,907,902
Common stock, shares outstanding				246,907,902
Preferred stock, shares authorized								10,000,000
Preferred stock, par value								$ 0.0001
Percentage of common stock issued during period							90.00%
Performance Stock Options [Member]
Number of unexercised options during period					40,000
Options, nonvested, weighted average grant date fair value					$ 2.00
2011 Equity Incentive Plan [Member] | Board of Directors and Stockholders [Member]
Common stock issued during period		1,800,000
Stock issued during period, shares, reverse stock splits		257,143
Plan termination date		Apr. 15, 2021
Series D Preferred Stock [Member]
Number of preferred shares converted	178,924
Accrued dividends on preferred stock	$ 118,658
Common stock issued for conversion	719,500
Common stock restated for the reverse stock split	102,789
Series D Preferred Stock [Member] | Parent Company [Member]
Common stock, shares issued								13,673,402